Share Capital	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Share Capital

16. Share Capital

Common shares

As of December 31, 2021, the Company has one class of Class A common shares. On October 1, 2019, the Company closed a public offering of 7,613,788 Class A common shares, at an offering price of $7.25 per share, for gross proceeds of $55,200. This included the exercise in full by the underwriter of its option to purchase additional shares. The net proceeds, after underwriting discounts and commissions and expenses, amounted to $50,710 and are to be used for general corporate purposes, including the acquisition of containerships or the prepayment of debt.

On March 25, 2019, the Company effected a one-for-eight reverse stock split of the Company’s issued Class A common shares (see note 1). The reverse stock split ratio and the implementation and timing of the reverse stock split were determined by the Company’s Board of Directors, following approval of shareholders at a Special Meeting on March 20, 2019. The reverse stock split did not change the authorized number of shares or par value of the Company’s common shares. As part of the completion of the Poseidon Transaction, the outstanding shares of Class B common shares converted to Class A common shares on a one-for-one basis on January 2, 2019 and were also retrospectively adjusted for the one-for-eight reverse stock split.

Restricted stock units or incentive stock units have been granted periodically to the Directors and management, under the Company’s Equity Incentive Plans, as part of their compensation arrangements (see note 17). In April 2020, 184,270 shares were issued under grants made under the Equity Incentive Plan. During 2021, 747,604 Class A common shares were issued under the 2019 Plan.

On January 11, 2021, the Board of Directors approved the initiation of a quarterly cash dividend of $0.12 per Class A Common Share, with effect from the first quarter of 2021.

On January 20, 2021, upon the redemption in full of the 2022 Notes, KEP VI (Newco Marine) Ltd. and KIA VIII (Newco Marine) Ltd. (together, “Kelso”), both affiliates of Kelso & Company, a U.S. private equity firm, exercised their right to convert an aggregate of 250,000 Series C Perpetual Convertible Preferred Shares, representing all such shares outstanding, into Class A common shares of the Company, resulting in issuance of an aggregate of 12,955,188 Class A common shares to Kelso.

On January 26, 2021, the Company completed its underwritten public offering of 5,400,000 Class A common shares, at a public offering price of $13.00 per share, for gross proceeds to the Company of approximately $70,200, prior to deducting underwriting discounts, commissions and other offering expenses. The Company intended to use the net proceeds of the offering for funding the expansion of the Company’s fleet, general corporate purposes, and working capital. On February 17, 2021, the Company issued an additional 141,959 Class A common shares in connection with the underwriters’ partial exercise of their option to purchase additional shares (together, the “January 2021 Equity Offering”). The net proceeds the Company received in the January 2021 Equity Offering, after underwriting discounts and commissions and expenses, were approximately $67,758. On September 1, 2021, the Company purchased 521,650 shares and retired them, reducing its’s issued and outstanding shares. As at December 31, 2021, the Company had 36,464,109 Class A common shares outstanding.

On April 13, 2021, Kelso and Maas Capital Investments B.V. sold an aggregate of 5,175,000 Class A common shares which they held in an underwritten public offering at $12.50 per share (including 675,000 Class A common shares that were sold pursuant to the underwriters’ exercise, in full, of their option to purchase additional shares). The Company did not receive any proceeds from this sale of Class A Common Shares.

On May 10, 2021, the Company declared a dividend of $0.25 per Class A common share from the earnings of the first quarter 2021, paid on June 3 to common shareholders of record as of May 24, 2021, amounting to $9,347.

On August 5, 2021, the Company declared a dividend of $0.25 per Class A common share from the earnings of the second quarter 2021, paid on September 3 to common shareholders of record as of August 23, 2021, amounting to $9,358.

16.	Share Capital (continued)

Common shares (continued)

On November 2, 2021, the Company declared a dividend of $0.25 per Class A common share from the earnings of the third quarter 2021 paid on December 2 to common shareholders of record as of November 22, 2021, amounting to $9,235.

Preferred shares

On December 10, 2019, the Company entered into At Market Issuance Sales Agreement with B. Riley FBR under which the Company may, from time to time, issue additional depositary shares, each of which represents 1/100th of one share of the Company’s Series B Preferred Shares (the “Depositary Share ATM Program”). Pursuant to the Depositary Share ATM Program, in 2019, the Company issued 42,756 depositary shares (representing an interest in 428 Series B Preferred Shares) for net proceeds of $856, and during year ended December 31, 2020, the Company issued 839,442 depositary shares (representing an interest in 8,394 Series B Preferred Shares) for net proceeds of $18,847. During the year ended December 31, 2021, the Company issued 2,076,992 depositary shares (representing an interest in 20,770 Series B Preferred Shares) for net proceeds of approximately $51,234. As of December 31, 2021, the Company had 43,592 Series B Preferred Shares outstanding.

On August 20, 2014, the Company issued 1,400,000 Series B Preferred Shares. The net proceeds from the offering were $33,497. Dividends are payable at 8.75% per annum in arrears on a quarterly basis. At any time after August 20, 2019 (or within 180 days after the occurrence of a fundamental change), the Series B Preferred Shares may be redeemed, at the discretion of the Company, in whole or in part, at a redemption price of $2,500.00 per share (equivalent to $25.00 per depositary share).

These shares are classified as Equity in the Consolidated Balance Sheets. The dividends payable on the Series B Preferred Shares are presented as a reduction of Retained Earnings in the Consolidated Statements of Changes in Shareholders’ Equity, when and if declared by the Board of Directors. An initial dividend was declared on September 22, 2014 for the third quarter 2014. Subsequent dividends have been declared for all quarters.